Consolidated Balance Sheets - USD ($) $ in Thousands		Sep. 30, 2017	Sep. 30, 2016
Current assets
Cash and cash equivalents		$ 902	$ 1,239
Accounts and Notes Receivable, net of allowance	[1]	3,399	4,243
Accrued interest	[1]	288	385
Due from related companies	[1]	819	6,152
Inventories, net	[1]	45	90
Other receivables and prepayments	[1]	115	225
Total Current Assets		5,568	12,334
Non-current assets
Due from related companies		6,167
Property and Equipment, net	[1]	10,370	10,863
Intangible assets	[1]	509	527
Other assets	[1]	387
Total Assets		23,001	23,724
Current liabilities
Accounts payable	[1]	917	1,277
Advances from customers	[1]	368	381
Other payables and accruals	[1]	142	195
Taxes payable	[1]	1,278	1,406
Dividend payable	[1]	777	775
Total Current Liabilities		3,482	4,034
Stockholders' equity
Ordinary share ($0.01 par value, 100,000,000 shares authorized, 1,405,000 shares issued and outstanding as of September 30, 2017 and 2016, respectively)		14	14
Additional paid in capital	[1]	22,233	22,233
Appropriated retained earnings	[1]	2,485	2,060
Unappropriated retained earnings	[1]	(7,871)	(7,227)
Accumulated other comprehensive income	[1]	2,658	2,610
Total Shareholders' Equity		19,519	19,690
Total Liabilities and Shareholders' Equity		$ 23,001	$ 23,724

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).